Weighted-average Assumptions Used to Determine Benefit Obligation (Detail)	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.50%	2.00%
Rate of salary increase	2.20%	2.10%
Foreign plans | Minimum
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.50%	4.60%
Rate of salary increase	2.50%	1.50%
Foreign plans | Maximum
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.70%	5.20%
Rate of salary increase	4.10%	4.40%